Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of loss before income taxes

A)	(Loss)/Profit for the year before income taxes are as follows:

	March 31,
	2021	2022	2023
Domestic	64,737	(145,363)	(353,088)
Foreign operations	(1,195,519)	(320,193)	111,708
Total	(1,130,782)	(465,556)	(241,380)

Summary of components of income tax expense

B)	The major components of income tax expense for the years ended 31 March, 2021, 2022 and 2023 are:

	March 31,
	2021	2022	2023
Current Period	8,680	14,478	52,046
Current income tax expenses	8,680	14,478	52,046

Origination and reversal of temporary differences	55,416	2,428	(5,258)
Deferred tax (benefit)/ expense	55,416	2,428	(5,258)
Total income tax expenses as reported in statement of profit or loss	64,096	16,906	46,788

Reconciliation of tax expense and accounting profit multiplied by tax rate

C)	Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2021	2022	2023
Loss for the year*	(1,194,878)	(482,462)	(288,168)
Income tax expense/(reversal)	64,096	16,906	46,788
Loss before income taxes	(1,130,782)	(465,556)	(241,380)
Expected tax expense at statutory income tax rate	(193,762)	(105,537)	32,760
Non-deductible expenses	2,307	17,024	19,074
Utilization of previously unrecognised tax losses	(1,181)	(13,134)	(42,671)
Current year losses for which no deferred tax asset was recognized	159,102	174,746	36,761
Reversal of deferred tax assets recognised in earlier years	77,636	-	-
Change in unrecognised temporary differences	17,297	(58,979)	209
Effect of change in tax rate			(1,908)
Others	2,697	2,786	2,563
	64,096	16,906	46,788

*	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).